Short-Term Debt, Summary of Short-Term Debt (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Short-Term Debt [Abstract]
Outstanding balance at December 31	$ 0	$ 0
Year-end weighted average rate (in hundredths)	0.00%	0.00%
Daily average outstanding during the year	1,583	950,544
Average rate for the year (in hundredths)	1.20%	4.09%
Maximum outstanding at any month-end during the year	$ 78,000	$ 3,743,820